SUBSEQUENT EVENTS (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Nominal value		€ 2,386,000,000
Repurchase of senior notes		200,000,000	€ 100,000,000	€ 0
Senior Unsecured Notes due 2025
Disclosure of non-adjusting events after reporting period [line items]
Nominal value		€ 530,000,000				$ 650,000,000
Nominal rate		6.625%
Offering of Senior Notes | Constellium Senior Sustainability-Linked Notes issued February 2021 due February 2029
Disclosure of non-adjusting events after reporting period [line items]
Nominal value | $					$ 500,000,000
Nominal rate	3.75%
Redemption of Senior Notes | Senior Unsecured Notes due 2025
Disclosure of non-adjusting events after reporting period [line items]
Nominal rate	6.625%
Repurchase of senior notes	€ 650,000,000